Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 10.2%
118,092	(1)	Alphabet, Inc. - Class A	$138,981,294	4.5
502,893		AT&T, Inc.	15,770,725	0.5
1,235,376		Comcast Corp. – Class A	49,390,332	1.6
935,845		Verizon Communications, Inc.	55,336,515	1.8
493,415		Walt Disney Co.	54,783,867	1.8
			314,262,733	10.2

		Consumer Discretionary: 7.3%
27,553	(1)	Amazon.com, Inc.	49,065,005	1.6
417,388		Hasbro, Inc.	35,486,328	1.1
368,283		McDonald's Corp.	69,936,942	2.3
293,713		Ralph Lauren Corp.	38,088,702	1.2
454,243		Starbucks Corp.	33,768,424	1.1
			226,345,401	7.3

		Consumer Staples: 8.3%
1,321,547		Coca-Cola Co.	61,927,692	2.0
1,289,052		Mondelez International, Inc.	64,349,476	2.1
633,833		Procter & Gamble Co.	65,950,324	2.1
653,133		Walmart, Inc.	63,700,061	2.1
			255,927,553	8.3

		Energy: 5.4%
157,489		Concho Resources, Inc./Midland TX	17,474,980	0.6
432,983		ConocoPhillips	28,897,285	0.9
769,348		Exxon Mobil Corp.	62,163,318	2.0
632,479		Royal Dutch Shell PLC - Class A ADR	39,586,861	1.3
234,548		Valero Energy Corp.	19,896,707	0.6
			168,019,151	5.4

		Financials: 12.9%
796,415		Bank of America Corp.	21,973,090	0.7
466,206		Discover Financial Services	33,175,219	1.1
772,287		Hartford Financial Services Group, Inc.	38,398,110	1.2
678,011		Intercontinental Exchange, Inc.	51,623,757	1.7
698,435		JPMorgan Chase & Co.	70,702,575	2.3
823,092		Lazard Ltd.	29,746,545	1.0
107,951		M&T Bank Corp.	16,950,466	0.5
186,117		Moody's Corp.	33,703,927	1.1
231,016		Reinsurance Group of America, Inc.	32,799,652	1.1
782,918		Wells Fargo & Co.	37,830,598	1.2
652,091		Zions Bancorp NA	29,611,452	1.0
			396,515,391	12.9

		Health Care: 13.9%
904,077	(1)	Boston Scientific Corp.	34,698,475	1.1
520,215		Gilead Sciences, Inc.	33,819,177	1.1
650,299		Johnson & Johnson	90,905,297	2.9
402,797		Medtronic PLC	36,686,751	1.2
730,772		Merck & Co., Inc.	60,778,307	2.0
413,133		Novartis AG ADR	39,718,606	1.3
1,299,093		Pfizer, Inc.	55,172,480	1.8
183,572		UnitedHealth Group, Inc.	45,390,013	1.5
242,161		Zimmer Biomet Holdings, Inc.	30,923,960	1.0
			428,093,066	13.9

		Industrials: 9.6%
309,228		Deere & Co.	49,427,004	1.6
750,702		Emerson Electric Co.	51,400,566	1.7
372,200		Honeywell International, Inc.	59,150,024	1.9
178,471		Norfolk Southern Corp.	33,354,445	1.1
167,246		Roper Technologies, Inc.	57,193,115	1.8
280,291		Union Pacific Corp.	46,864,655	1.5
			297,389,809	9.6

		Information Technology: 20.6%
198,131	(1)	Adobe, Inc.	52,799,930	1.7
306,357		Apple, Inc.	58,192,512	1.9
121,150	(1)	Aspen Technology, Inc.	12,631,099	0.4
231,916		Broadcom, Inc.	69,739,460	2.3
1,208,556		Cisco Systems, Inc.	65,249,939	2.1
384,314		Citrix Systems, Inc.	38,300,733	1.2
402,074		Fidelity National Information Services, Inc.	45,474,569	1.5
632,443		Intel Corp.	33,962,189	1.1
1,503,687		Microsoft Corp.	177,344,845	5.7
319,201		Motorola Solutions, Inc.	44,822,205	1.5
338,112		Texas Instruments, Inc.	35,863,540	1.2
			634,381,021	20.6

		Materials: 2.7%
268,938		Air Products & Chemicals, Inc.	51,356,401	1.7
593,724	(2)	BHP Group Ltd. ADR	32,458,891	1.0
			83,815,292	2.7

		Real Estate: 3.3%
249,367		Camden Property Trust	25,310,751	0.8
335,497		Crown Castle International Corp.	42,943,616	1.4
296,852		Mid-America Apartment Communities, Inc.	32,454,829	1.1
			100,709,196	3.3

		Utilities: 4.1%
578,798		American Electric Power Co., Inc.	48,474,332	1.6
358,656		Entergy Corp.	34,298,273	1.1
233,705		NextEra Energy, Inc.	45,179,851	1.4
			127,952,456	4.1

	Total Common Stock
	(Cost $2,523,891,074)		3,033,411,069	98.3

OTHER: –%
		Utilities: –%
20,000,000	(3),(4)	Mirant Corp. (Escrow)	–	–

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER: (continued)
Utilities: (continued)
10,000,000	(3),(4)	Southern Energy (Escrow)	$–	–

Total Other
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $2,523,891,074)		3,033,411,069	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(5): 0.9%
4,431,604	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%-2.60%, due 04/01/19 (Repurchase Amount $4,432,550, collateralized by U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $4,520,240, due 03/31/19-03/01/49)	4,431,604	0.2
6,477,311	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $6,478,732, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $6,608,327, due 12/01/33-02/01/49)	6,477,311	0.2
6,477,311	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $6,478,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,606,857, due 04/02/19-10/20/68)	6,477,311	0.2
6,477,311	Morgan Stanley, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $6,478,722, collateralized by various U.S. Government Agency Obligations, 3.000%-4.000%, Market Value plus accrued interest $6,606,857, due 02/01/46-07/01/47)	6,477,311	0.2
3,407,347	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $3,408,131, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,481,245, due 07/15/20-02/15/47)	3,407,347	0.1
		27,270,884	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
50,859,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
		(Cost $50,859,000)	50,859,000	1.6

		Total Short-Term Investments
		(Cost $78,129,884)	78,129,884	2.5

		Total Investments in Securities (Cost $2,602,020,958)	$3,111,540,953	100.8
		Liabilities in Excess of Other Assets	(25,245,413)	(0.8)
		Net Assets	$3,086,295,540	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,033,411,069	$–	$–	$3,033,411,069
Other	–	–	–	–
Short-Term Investments	50,859,000	27,270,884	–	78,129,884
Total Investments, at fair value	$3,084,270,069	$27,270,884	$–	$3,111,540,953

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Mirant Corp. (Escrow)	11/30/2005	$–	$–
Southern Energy (Escrow)	11/30/2005	–	–
		$–	$–

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,603,488,328.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$580,059,586
Gross Unrealized Depreciation	(72,006,961)

Net Unrealized Appreciation	$508,052,625